INCOME TAX - Net loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gain (loss) before income taxes:
U.S. Domestic			$ (37,758)	$ (8,013)	$ (13,075)
Foreign			22,475	12,178	8,975
Income (loss) before taxes on income	$ (1,771)	$ (4,884)	$ (15,283)	$ 4,165	$ (4,100)